Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Blackstone Alternative Investment Funds
Prospectus Date	rr_ProspectusDate	Jul. 30, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated May 27, 2020 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Prospectus and Statement of Additional Information, each dated July 30, 2019, as supplemented

Removal of Sub-Adviser

Effective May 31, 2020, H2O AM LLP (“H2O”) no longer serves as a sub-adviser to the Fund. The Fund’s assets managed by H2O have been re-allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub-advisers or to BAIA to manage directly. Therefore, all references to H2O in the Fund’s Prospectus and Statement of Additional Information are hereby removed.

Blackstone Alternative Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated May 27, 2020 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Prospectus and Statement of Additional Information, each dated July 30, 2019, as supplemented

Removal of Sub-Adviser

Effective May 31, 2020, H2O AM LLP (“H2O”) no longer serves as a sub-adviser to the Fund. The Fund’s assets managed by H2O have been re-allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub-advisers or to BAIA to manage directly. Therefore, all references to H2O in the Fund’s Prospectus and Statement of Additional Information are hereby removed.